Consolidated Statements of Stockholders' Equity - USD ($)	BioLargo Energy Technologies, Inc (BETI) [Member] Common Stock [Member]	BioLargo Energy Technologies, Inc (BETI) [Member] Additional Paid-in Capital [Member]	BioLargo Energy Technologies, Inc (BETI) [Member] Retained Earnings [Member]	BioLargo Energy Technologies, Inc (BETI) [Member] AOCI Attributable to Parent [Member]	BioLargo Energy Technologies, Inc (BETI) [Member] Noncontrolling Interest [Member]	BioLargo Energy Technologies, Inc (BETI) [Member]	Clyra Medical Technologies [Member] Clyra Medical Preferred Stock, Series B [Member] Common Stock [Member]	Clyra Medical Technologies [Member] Clyra Medical Preferred Stock, Series B [Member] Additional Paid-in Capital [Member]	Clyra Medical Technologies [Member] Clyra Medical Preferred Stock, Series B [Member] Retained Earnings [Member]	Clyra Medical Technologies [Member] Clyra Medical Preferred Stock, Series B [Member] AOCI Attributable to Parent [Member]	Clyra Medical Technologies [Member] Clyra Medical Preferred Stock, Series B [Member] Noncontrolling Interest [Member]	Clyra Medical Technologies [Member] Clyra Medical Preferred Stock, Series B [Member]	Clyra Medical Technologies [Member] Common Stock [Member]	Clyra Medical Technologies [Member] Additional Paid-in Capital [Member]	Clyra Medical Technologies [Member] Retained Earnings [Member]	Clyra Medical Technologies [Member] AOCI Attributable to Parent [Member]	Clyra Medical Technologies [Member] Noncontrolling Interest [Member]	Clyra Medical Technologies [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023																			292,945,747
Balance at Dec. 31, 2023																			$ 196,000	$ 154,023,000	$ (147,098,000)	$ (277,000)	$ (2,642,000)	$ 4,202,000
Stock for cash, net offering costs (in shares)																			2,614,895
Stock for cash, net offering costs																			$ 2,000	592,000	0	0	0	$ 594,000
Issuance of stock for services (in shares)																			1,107,594					1,107,594
Issuance of stock for services																			$ 1,000	283,000	0	0	0	$ 284,000
Issuance of common stock in exchange for BETI shares (in shares)	378,788
Issuance of common stock in exchange for BETI shares	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Warrant exercise (in shares)																			3,278,337
Warrant exercise																			$ 3,000	753,000	0	0	0	756,000
Stock option compensation expense																			$ 0	1,535,000	0	0	0	1,535,000
Stock option exercise (in shares)																			948,882
Stock option exercise																			$ 0	153,000	0	0	0	153,000
Clyra Medical stock option compensation expense													$ 0	$ 0	$ 0	$ 0	$ 528,000	$ 528,000
Clyra Medical stock issued for services													0	0	0	0	132,000	132,000
Clyra Medical dividend Series A Preferred stock													0	0	0	0	(345,000)	(345,000)
Clyra Medical warrant exercise													0	0	0	0	30,000	30,000
Clyra Medical warrant fee													0	0	0	0	106,000	106,000
Clyra Medical stock unit offering													0	0	0	0	2,005,000	2,005,000
Clyra Medical conversion of note payable and interest													0	0	0	0	119,000	119,000
Clyra Medcial fair value of warrants issued with note payable													0	0	0	0	160,000	160,000
BETI unit offering	$ 0	0	0	0	50,000	50,000
Noncontrolling interest allocation																			0	993,000	0	0	(993,000)	0
Net loss																			0	0	(2,402,000)	0	(1,945,000)	(4,347,000)
Foreign currency translation adjustment																			$ 0	0	0	94,000	0	94,000
Balance (in shares) at Dec. 31, 2024																			301,274,243
Balance at Dec. 31, 2024																			$ 202,000	158,332,000	(149,500,000)	(183,000)	(2,795,000)	6,056,000
Stock for cash, net offering costs (in shares)																			12,876,702
Stock for cash, net offering costs																			$ 9,000	2,018,000	0	0	0	$ 2,027,000
Issuance of stock for services (in shares)																			2,807,771					2,807,771
Issuance of stock for services																			$ 2,000	555,000	0	0	0	$ 557,000
Issuance of common stock in exchange for BETI shares (in shares)	153,261
Issuance of common stock in exchange for BETI shares	$ 0	0	0	0	0	0
Stock option compensation expense																			$ 0	1,762,000	0	0	0	1,762,000
Stock option exercise (in shares)																			265,800
Stock option exercise																			$ 0	0	0	0	0	0
Clyra Medical stock option compensation expense													0	0	0	0	1,203,000	1,203,000
Clyra Medical stock issued for services													0	0	0	0	76,000	76,000
Clyra Medical dividend Series A Preferred stock													0	0	0	0	(347,000)	(347,000)
Clyra Medical stock unit offering							$ 0	$ 0	$ 0	$ 0	$ 2,145,000	$ 2,145,000	0	0	0	0	445,000	445,000
Clyra Medcial fair value of warrants issued with note payable													0	0	0	0	231,000	231,000
BETI unit offering	0	0	0	0	425,000	425,000
Noncontrolling interest allocation																			0	2,649,000	0	0	(2,649,000)	0
Net loss																			0	0	(11,780,000)	0	(3,409,000)	(15,189,000)
Foreign currency translation adjustment																			$ 0	0	0	(24,000)	0	(24,000)
Clyra Medical stock issued to convert debt													0	0	0	0	250,000	250,000
Clyra Medical Unit Warrant offering													$ 0	$ 0	$ 0	$ 0	$ 1,894,000	$ 1,894,000
BETI stock issued for services	$ 0	$ 0	$ 0	$ 0	$ 15,000	$ 15,000
Balance (in shares) at Dec. 31, 2025																			317,377,777
Balance at Dec. 31, 2025																			$ 213,000	$ 165,316,000	$ (161,280,000)	$ (207,000)	$ (2,516,000)	$ 1,526,000